SHORT-TERM BANK DEPOSITS	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
SHORT-TERM BANK DEPOSITS

NOTE 3 – SHORT-TERM BANK DEPOSITS

The bank deposit as of December 31, 2022 for $3.1 million was for a term of nine months and carried interest at annual rate of 3.15%. The bank deposits as of December 31, 2021 of $31.2 million were for terms of three months to one year and carried interest at annual rates of 0.65%-0.85%.